RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
Schedule of the maturity of the lease liabilities

For the years ending December 31,	Amount
2023	$552,162
2024	119,944
Total operating lease payments	672,106
Less: imputed interest	(21,824)
Present value of operating lease liabilities	$650,282